Aircraft and transportation service expenses (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Aircraft and Transportation Service Expenses

	2018	2017	2016
	RMB million	RMB million	RMB million
Landing and navigation fees	15,980	14,910	13,109
Ground service and other charges	8,399	8,025	7,106

	24,379	22,935	20,215